AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 82.1%
Affiliated Mutual Funds — 23.3%
Domestic Equity — 8.7%
AST ClearBridge Dividend Growth Portfolio*	1,398,981	$46,306,282
AST Large-Cap Growth Portfolio*	2,523,597	208,373,435
AST Large-Cap Value Portfolio*	3,368,039	173,521,385
AST Small-Cap Growth Portfolio*	688,404	53,165,469
AST Small-Cap Value Portfolio*	1,452,324	57,279,642
		538,646,213
Fixed Income — 9.0%
AST High Yield Portfolio*	2,502,942	30,811,212
AST PGIM Fixed Income Central Portfolio*	49,084,626	525,696,345
		556,507,557
International Equity — 0.1%
AST Emerging Markets Equity Portfolio*	556,307	5,218,164
International Fixed Income — 5.5%
AST Global Bond Portfolio*	29,905,950	338,236,298

Total Affiliated Mutual Funds (cost $1,337,299,121)(wa)		1,438,608,232
Common Stocks — 42.0%
Aerospace & Defense — 0.8%
Airbus SE (France)	16,600	3,058,198
Airbus SE (France), ADR	14,883	686,999
BAE Systems PLC (United Kingdom)	196,485	3,349,171
Boeing Co. (The)*	20,400	3,936,996
Curtiss-Wright Corp.	15,100	3,864,694
Dassault Aviation SA (France)	1,353	297,890
General Dynamics Corp.	3,800	1,073,462
Howmet Aerospace, Inc.	76,557	5,238,795
Kongsberg Gruppen ASA (Norway)	22,428	1,548,607
L3Harris Technologies, Inc.	12,800	2,727,680
Leonardo SpA (Italy)	32,600	819,031
Melrose Industries PLC (United Kingdom)	64,367	546,534
MTU Aero Engines AG (Germany)	5,326	1,350,813
Northrop Grumman Corp.	13,801	6,605,987
Rheinmetall AG (Germany)	3,306	1,859,365
Rolls-Royce Holdings PLC (United Kingdom)*	637,710	3,431,113
Saab AB (Sweden) (Class B Stock)	10,028	892,020
Safran SA (France)	29,256	6,625,657
Singapore Technologies Engineering Ltd. (Singapore)	138,000	410,867
Thales SA (France)	1,816	309,592
Woodward, Inc.	6,200	955,544
		49,589,015
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	53,494	2,305,452
FedEx Corp.	19,400	5,620,956
Mitsui-Soko Holdings Co. Ltd. (Japan)	11,800	364,598
Nippon Express Holdings, Inc. (Japan)	14,200	724,841
Sankyu, Inc. (Japan)	11,300	388,923
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	4,000	$594,520
		9,999,290
Automobile Components — 0.1%
Aisin Corp. (Japan)	4,200	171,624
Aptiv PLC*	19,200	1,529,280
Cie Generale des Etablissements Michelin SCA (France)	76,503	2,931,853
Denso Corp. (Japan)	98,900	1,894,100
Koito Manufacturing Co. Ltd. (Japan)	49,000	660,503
Pirelli & C SpA (Italy), 144A	75,000	459,225
Sumitomo Electric Industries Ltd. (Japan)	49,600	768,568
Yokohama Rubber Co. Ltd. (The) (Japan)	19,000	512,479
		8,927,632
Automobiles — 1.0%
Bayerische Motoren Werke AG (Germany)	37,362	4,310,785
BYD Co. Ltd. (China) (Class H Stock)	45,731	1,170,945
Ferrari NV (Italy)	17,288	7,538,182
Ford Motor Co.	375,200	4,982,656
General Motors Co.	66,600	3,020,310
Honda Motor Co. Ltd. (Japan)	213,500	2,641,783
Isuzu Motors Ltd. (Japan)	47,700	644,782
Mahindra & Mahindra Ltd. (India)	52,182	1,205,475
Mazda Motor Corp. (Japan)	90,700	1,051,177
Mercedes-Benz Group AG (Germany)	45,613	3,632,479
Nissan Motor Co. Ltd. (Japan)	87,000	344,736
Stellantis NV (XPAR)	28,500	808,745
Stellantis NV (XBRA)	107,531	3,054,853
Subaru Corp. (Japan)	97,600	2,210,430
Tesla, Inc.*	63,000	11,074,770
Toyota Motor Corp. (Japan)	372,200	9,407,344
Volkswagen AG (Germany)	6,002	916,854
Volvo Car AB (Sweden) (Class B Stock)*	210,105	795,455
		58,811,761
Banks — 2.3%
ABN AMRO Bank NV (Netherlands), 144A, CVA	116,602	1,995,323
AIB Group PLC (Ireland)	61,387	311,627
ANZ Group Holdings Ltd. (Australia)	151,576	2,905,123
Banco Bilbao Vizcaya Argentaria SA (Spain)	419,300	4,993,234
Banco Santander SA (Spain)	853,703	4,169,854
Bank Central Asia Tbk PT (Indonesia)	3,661,926	2,328,757
Bank Mandiri Persero Tbk PT (Indonesia)	2,507,346	1,140,825
Bank of America Corp.	262,144	9,940,501
Bank of Queensland Ltd. (Australia)	105,000	432,572
Barclays PLC (United Kingdom)	947,794	2,196,653
BAWAG Group AG (Austria), 144A*	11,600	734,181
BNP Paribas SA (France)	32,799	2,335,121
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
BOC Hong Kong Holdings Ltd. (China)	407,000	$1,091,285
CaixaBank SA (Spain)(a)	215,536	1,045,905
Citigroup, Inc.	17,574	1,111,380
Citizens Financial Group, Inc.	91,000	3,302,390
Commerzbank AG (Germany)	25,456	349,872
Commonwealth Bank of Australia (Australia)	57,389	4,501,562
Credit Agricole SA (France)	119,822	1,787,496
Danske Bank A/S (Denmark)	77,324	2,320,990
DBS Group Holdings Ltd. (Singapore)	61,700	1,646,639
DNB Bank ASA (Norway)	53,581	1,065,059
East West Bancorp, Inc.	5,839	461,923
Erste Group Bank AG (Austria)	30,234	1,347,460
Gunma Bank Ltd. (The) (Japan)	72,600	412,186
Hang Seng Bank Ltd. (Hong Kong)	25,300	277,331
HSBC Holdings PLC (United Kingdom)	687,926	5,377,398
ING Groep NV (Netherlands)	166,859	2,747,048
Intesa Sanpaolo SpA (Italy)	1,030,823	3,742,441
JPMorgan Chase & Co.	81,164	16,257,149
Jyske Bank A/S (Denmark)	5,600	474,352
Keiyo Bank Ltd. (The) (Japan)	49,100	245,680
Lloyds Banking Group PLC (United Kingdom)	2,532,483	1,656,236
Mediobanca Banca di Credito Finanziario SpA (Italy)	33,400	497,709
Mitsubishi UFJ Financial Group, Inc. (Japan)	572,200	5,821,621
Mizuho Financial Group, Inc. (Japan)	65,600	1,297,260
National Australia Bank Ltd. (Australia)	134,510	3,045,587
NatWest Group PLC (United Kingdom)	437,478	1,465,264
Nishi-Nippon Financial Holdings, Inc. (Japan)	47,200	590,129
Nordea Bank Abp (Finland) (BATE)	48,500	540,508
Nordea Bank Abp (Finland) (CCXE)	172,507	1,950,138
NU Holdings Ltd. (Brazil) (Class A Stock)*	436,570	5,208,280
Oversea-Chinese Banking Corp. Ltd. (Singapore)	198,700	1,985,385
Pinnacle Financial Partners, Inc.(a)	2,224	190,997
PNC Financial Services Group, Inc. (The)	12,659	2,045,694
Popular, Inc. (Puerto Rico)	33,700	2,968,633
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	102,630	1,390,384
Societe Generale SA (France)	15,100	404,575
Sumitomo Mitsui Financial Group, Inc. (Japan)	28,300	1,654,778
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	7,200	155,136
Svenska Handelsbanken AB (Sweden) (Class A Stock)(a)	74,266	750,828
Swedbank AB (Sweden) (Class A Stock)(a)	81,645	1,620,469
Truist Financial Corp.	83,274	3,246,021
U.S. Bancorp	25,834	1,154,780
UniCredit SpA (Italy)	106,637	4,049,999
United Overseas Bank Ltd. (Singapore)	60,800	1,321,794
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Wells Fargo & Co.	199,638	$11,571,019
Westpac Banking Corp. (Australia)	146,267	2,487,733
		142,120,274
Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	16,149	983,054
Asahi Group Holdings Ltd. (Japan)	23,700	870,261
Carlsberg A/S (Denmark) (Class B Stock)	7,480	1,024,350
Coca-Cola Co. (The)	161,800	9,898,924
Coca-Cola Europacific Partners PLC (United Kingdom)	16,100	1,126,195
Coca-Cola HBC AG (Italy)*	47,285	1,494,220
Diageo PLC (United Kingdom)	67,529	2,498,723
Heineken Holding NV (Netherlands)	2,106	169,962
Keurig Dr. Pepper, Inc.	135,200	4,146,584
Kirin Holdings Co. Ltd. (Japan)	17,600	244,751
PepsiCo, Inc.	19,988	3,498,100
Pernod Ricard SA (France)	3,611	584,564
Treasury Wine Estates Ltd. (Australia)	26,543	215,306
Varun Beverages Ltd. (India)	61,593	1,035,165
		27,790,159
Biotechnology — 0.6%
AbbVie, Inc.	76,321	13,898,054
Amgen, Inc.	15,990	4,546,277
Biogen, Inc.*	1,498	323,014
CSL Ltd.	18,260	3,426,079
Genmab A/S (Denmark)*	1,517	454,840
Incyte Corp.*	58,400	3,327,048
Natera, Inc.*	7,000	640,220
Regeneron Pharmaceuticals, Inc.*	1,617	1,556,346
Swedish Orphan Biovitrum AB (Sweden)*	20,995	524,037
United Therapeutics Corp.*	15,700	3,606,604
Vertex Pharmaceuticals, Inc.*	6,181	2,583,720
		34,886,239
Broadline Retail — 1.1%
Amazon.com, Inc.*	300,982	54,291,133
Dollarama, Inc. (Canada)	6,976	531,434
eBay, Inc.	14,800	781,144
Harvey Norman Holdings Ltd. (Australia)	151,800	509,441
MercadoLibre, Inc. (Brazil)*	2,563	3,875,154
Next PLC (United Kingdom)	12,008	1,399,706
Pan Pacific International Holdings Corp. (Japan)	10,500	278,268
PDD Holdings, Inc. (China), ADR*	11,873	1,380,236
Prosus NV (China)*	75,488	2,362,804
Rakuten Group, Inc. (Japan)*	81,600	463,170
Wesfarmers Ltd. (Australia)	48,236	2,150,113
		68,022,603
Building Products — 0.3%
AGC, Inc. (Japan)	32,900	1,193,689

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Building Products (cont’d.)
Armstrong World Industries, Inc.	11,300	$1,403,686
Assa Abloy AB (Sweden) (Class B Stock)	30,697	880,952
AZEK Co., Inc. (The)*	82,701	4,153,244
Carrier Global Corp.	24,179	1,405,525
Cie de Saint-Gobain SA (France)	39,550	3,069,625
Daikin Industries Ltd. (Japan)	1,500	204,811
Johnson Controls International PLC	2,825	184,529
Kingspan Group PLC (Ireland)	2,448	222,955
Masco Corp.	9,300	733,584
Owens Corning	24,400	4,069,920
ROCKWOOL A/S (Denmark) (Class B Stock)	3,347	1,101,249
Trane Technologies PLC	3,107	932,721
Xinyi Glass Holdings Ltd. (China)	382,000	405,387
		19,961,877
Capital Markets — 1.1%
3i Group PLC (United Kingdom)	117,070	4,150,999
abrdn PLC (United Kingdom)	93,478	166,520
Ameriprise Financial, Inc.	2,817	1,235,085
Amundi SA (France), 144A	11,810	811,192
Bank of New York Mellon Corp. (The)	78,600	4,528,932
BlackRock, Inc.(a)	8,100	6,752,970
CME Group, Inc.	2,900	624,341
Deutsche Bank AG (Germany)	176,571	2,781,039
Deutsche Boerse AG (Germany)	9,564	1,958,611
Evercore, Inc. (Class A Stock)	2,100	404,439
Goldman Sachs Group, Inc. (The)	18,483	7,720,164
Hargreaves Lansdown PLC (United Kingdom)	47,929	444,831
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	51,861	1,511,140
Houlihan Lokey, Inc.	1,473	188,824
Intercontinental Exchange, Inc.	9,300	1,278,099
Investec PLC (United Kingdom)	79,100	530,307
Janus Henderson Group PLC	88,400	2,907,476
Japan Exchange Group, Inc. (Japan)	5,200	140,844
Julius Baer Group Ltd. (Switzerland)	12,900	748,179
London Stock Exchange Group PLC (United Kingdom)	3,022	361,595
Macquarie Group Ltd. (Australia)	7,961	1,035,548
Moody’s Corp.(a)	4,382	1,722,257
Morgan Stanley(a)	12,704	1,196,209
MSCI, Inc.	7,800	4,371,510
Nomura Holdings, Inc. (Japan)	147,500	944,077
Partners Group Holding AG (Switzerland)	179	255,699
Raymond James Financial, Inc.	31,300	4,019,546
S&P Global, Inc.	16,100	6,849,745
St. James’s Place PLC (United Kingdom)	79,421	465,937
T. Rowe Price Group, Inc.	19,200	2,340,864
UBS Group AG (Switzerland)	179,631	5,531,006
Virtu Financial, Inc. (Class A Stock)	59,300	1,216,836
XP, Inc. (Brazil) (Class A Stock)	15,110	387,723
		69,582,544
	Shares	Value

Common Stocks (continued)
Chemicals — 0.6%
Air Liquide SA (France)	15,405	$3,204,990
Akzo Nobel NV (Netherlands)	15,700	1,173,065
Arkema SA (France)	3,900	410,591
BASF SE (Germany)	9,846	562,639
Daicel Corp. (Japan)	40,600	400,776
Dow, Inc.	29,600	1,714,728
Ecolab, Inc.	10,700	2,470,630
Givaudan SA (Switzerland)	219	974,931
ICL Group Ltd. (Israel)	61,410	325,462
Linde PLC	12,602	5,851,361
Lintec Corp. (Japan)	21,900	451,486
LyondellBasell Industries NV (Class A Stock)	3,700	378,436
Mitsubishi Chemical Group Corp. (Japan)	96,800	589,926
Mitsubishi Gas Chemical Co., Inc. (Japan)	24,400	409,304
Mitsui Chemicals, Inc. (Japan)	13,000	381,368
Nippon Sanso Holdings Corp. (Japan)	12,100	379,646
Nitto Denko Corp. (Japan)	5,700	521,219
Orica Ltd. (Australia)	54,133	643,877
PPG Industries, Inc.	34,545	5,005,571
Sherwin-Williams Co. (The)	12,400	4,306,892
Shin-Etsu Chemical Co. Ltd. (Japan)	54,200	2,377,318
Sika AG (Switzerland)	967	287,731
Solvay SA (Belgium)	16,466	449,384
Syensqo SA (Belgium)*	14,524	1,376,229
Toagosei Co. Ltd. (Japan)	42,000	440,058
Tokuyama Corp. (Japan)	24,300	425,526
TPC Group, Inc.*^	12,402	365,859
UBE Corp. (Japan)	24,300	432,891
Yara International ASA (Brazil)	26,321	834,616
		37,146,510
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	153,451	1,614,935
Dai Nippon Printing Co. Ltd. (Japan)	4,800	147,003
Loomis AB (Sweden)	14,300	399,134
Mitie Group PLC (United Kingdom)	471,000	623,236
Republic Services, Inc.	1,276	244,277
Securitas AB (Sweden) (Class B Stock)	42,800	441,227
Societe BIC SA (France)	7,500	535,922
Vestis Corp.	46,900	903,763
Waste Management, Inc.	23,700	5,051,655
		9,961,152
Communications Equipment — 0.2%
Arista Networks, Inc.*	20,000	5,799,600
Cisco Systems, Inc.	135,728	6,774,184
Nokia OYJ (Finland)	512,526	1,818,492
		14,392,276
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	23,730	993,775
Bouygues SA (France)	22,100	902,230
Eiffage SA (France)	17,497	1,985,773

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Construction & Engineering (cont’d.)
Ferrovial SE	8,304	$328,771
Hazama Ando Corp. (Japan)	50,600	394,065
Kajima Corp. (Japan)	11,700	240,139
Kandenko Co. Ltd. (Japan)	41,500	473,741
MIRAIT ONE Corp. (Japan)	30,000	369,795
NRW Holdings Ltd. (Australia)	212,700	405,813
Quanta Services, Inc.	945	245,511
Skanska AB (Sweden) (Class B Stock)	18,687	332,788
Taisei Corp. (Japan)	14,500	528,512
Vinci SA (France)	36,308	4,659,357
		11,860,270
Construction Materials — 0.3%
Buzzi SpA (Italy)	13,400	526,258
CRH PLC	31,444	2,713,932
Heidelberg Materials AG (Germany)	22,739	2,503,140
Holcim AG*	48,427	4,387,330
James Hardie Industries PLC, CDI*	89,285	3,588,669
Martin Marietta Materials, Inc.(a)	707	434,056
Vulcan Materials Co.	20,862	5,693,657
Wienerberger AG (Austria)	13,200	480,821
		20,327,863
Consumer Finance — 0.1%
Ally Financial, Inc.	50,902	2,066,112
American Express Co.	6,401	1,457,444
Credit Saison Co. Ltd. (Japan)	21,100	435,226
Synchrony Financial	67,000	2,889,040
		6,847,822
Consumer Staples Distribution & Retail — 0.6%
Carrefour SA (France)	87,289	1,497,384
Coles Group Ltd. (Australia)	96,567	1,066,025
Costco Wholesale Corp.	10,552	7,730,712
Dino Polska SA (Poland), 144A*	5,956	577,805
Dollar Tree, Inc.*	18,100	2,410,015
Endeavour Group Ltd. (Australia)	37,900	136,077
J Sainsbury PLC (United Kingdom)	234,270	799,901
Kesko OYJ (Finland) (Class B Stock)	17,775	332,286
Koninklijke Ahold Delhaize NV (Netherlands)	113,242	3,388,405
Kroger Co. (The)	31,500	1,799,595
Marks & Spencer Group PLC (United Kingdom)	195,000	653,030
Metcash Ltd. (Australia)	165,100	420,770
Performance Food Group Co.*	3,986	297,515
Sonae SGPS SA (Portugal)	388,700	368,879
Target Corp.	35,400	6,273,234
Tesco PLC (United Kingdom)	796,345	2,982,689
Valor Holdings Co. Ltd. (Japan)	23,300	380,841
Walmart, Inc.	110,535	6,650,891
Woolworths Group Ltd. (Australia)	6,543	141,434
		37,907,488
Containers & Packaging — 0.1%
Avery Dennison Corp.	974	217,445
Crown Holdings, Inc.	21,737	1,722,875
	Shares	Value

Common Stocks (continued)
Containers & Packaging (cont’d.)
Metsa Board OYJ (Finland) (Class B Stock)	35,200	$266,671
Rengo Co. Ltd. (Japan)	59,900	456,620
Smurfit Kappa Group PLC (Ireland)	19,798	902,707
Verallia SA (France), 144A	14,400	559,856
		4,126,174
Distributors — 0.0%
Genuine Parts Co.	2,500	387,325
LKQ Corp.	11,100	592,851
		980,176
Diversified Consumer Services — 0.0%
Service Corp. International	9,335	692,750
Diversified REITs — 0.2%
Broadstone Net Lease, Inc.(a)	145,189	2,275,112
Essential Properties Realty Trust, Inc.	228,302	6,086,531
GPT Group (The) (Australia)	295,838	880,418
KDX Realty Investment Corp. (Japan)	682	724,893
Nomura Real Estate Master Fund, Inc. (Japan)	176	174,035
Stockland (Australia)	402,682	1,272,425
		11,413,414
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	299,177	5,265,515
BT Group PLC (United Kingdom)	1,020,393	1,412,185
Deutsche Telekom AG (Germany)	132,291	3,211,299
HKT Trust & HKT Ltd. (Hong Kong), UTS	446,000	520,388
Koninklijke KPN NV (Netherlands)	409,631	1,532,187
Nippon Telegraph & Telephone Corp. (Japan)	1,557,200	1,854,786
Orange SA (France)	111,794	1,314,699
Telefonica SA (Spain)	187,253	826,956
United Internet AG (Germany)	36,700	825,901
Verizon Communications, Inc.	179,017	7,511,553
		24,275,469
Electric Utilities — 0.5%
BKW AG (Switzerland)	1,562	240,025
Chubu Electric Power Co., Inc. (Japan)	92,000	1,203,006
Constellation Energy Corp.	7,701	1,423,530
Duke Energy Corp.	11,400	1,102,494
Endesa SA (Spain)	56,295	1,043,791
Enel SpA (Italy)	611,175	4,034,671
Iberdrola SA (Spain)	291,980	3,626,495
Kansai Electric Power Co., Inc. (The) (Japan)	84,900	1,211,422
NextEra Energy, Inc.	57,968	3,704,735
NRG Energy, Inc.	61,500	4,162,935
PG&E Corp.	316,438	5,303,501
Power Grid Corp. of India Ltd. (India)	346,279	1,149,444
Terna - Rete Elettrica Nazionale (Italy)	76,806	634,856
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	215,500	1,309,837
Verbund AG (Austria)	1,459	106,594

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	54,000	$2,902,500
		33,159,836
Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	91,774	4,257,423
AMETEK, Inc.	1,341	245,269
Eaton Corp. PLC	27,953	8,740,344
Emerson Electric Co.	11,800	1,338,356
Legrand SA (France)	9,368	992,041
Mitsubishi Electric Corp. (Japan)	49,500	828,578
Nexans SA (France)	4,800	501,799
Nidec Corp. (Japan)	26,400	1,094,788
nVent Electric PLC	2,749	207,275
Prysmian SpA (Italy)	13,233	690,153
Schneider Electric SE	38,088	8,610,799
Signify NV, 144A	15,000	461,767
TKH Group NV (Netherlands), CVA	11,300	481,727
Vertiv Holdings Co. (Class A Stock)	66,000	5,390,220
Vestas Wind Systems A/S (Denmark)*	5,640	157,320
		33,997,859
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	5,800	669,030
Azbil Corp. (Japan)	11,200	309,857
CDW Corp.	936	239,410
Citizen Watch Co. Ltd. (Japan)	65,800	433,602
Corning, Inc.	11,900	392,224
Daiwabo Holdings Co. Ltd. (Japan)	18,100	303,016
Halma PLC (United Kingdom)	8,262	246,706
Hexagon AB (Sweden) (Class B Stock)	34,451	407,243
Keyence Corp. (Japan)	11,910	5,529,348
Kingboard Holdings Ltd. (China)	259,000	528,797
Macnica Holdings, Inc. (Japan)	7,600	372,543
Murata Manufacturing Co. Ltd. (Japan)	28,400	531,149
Shimadzu Corp. (Japan)	41,900	1,167,088
TD SYNNEX Corp.	32,900	3,720,990
TDK Corp. (Japan)	15,100	741,531
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	120,474
Yokogawa Electric Corp. (Japan)	34,200	787,605
		16,500,613
Energy Equipment & Services — 0.1%
Baker Hughes Co.	67,694	2,267,749
Halliburton Co.	6,145	242,236
Schlumberger NV	68,300	3,743,523
		6,253,508
Entertainment — 0.4%
Bollore SE (France)	116,880	780,896
Capcom Co. Ltd. (Japan)	33,800	633,213
Electronic Arts, Inc.	28,400	3,767,828
Konami Group Corp. (Japan)	14,700	1,001,350
Netflix, Inc.*	11,862	7,204,148
Nintendo Co. Ltd. (Japan)	48,400	2,640,928
Sea Ltd. (Singapore), ADR*	17,200	923,812
Walt Disney Co. (The)	70,800	8,663,088
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Warner Bros Discovery, Inc.*	130,700	$1,141,011
		26,756,274
Financial Services — 1.2%
Adyen NV (Netherlands), 144A*	1,554	2,624,919
Apollo Global Management, Inc.	3,804	427,760
Berkshire Hathaway, Inc. (Class B Stock)*	43,200	18,166,464
Block, Inc.*	51,100	4,322,038
Corebridge Financial, Inc.(a)	22,500	646,425
Corpay, Inc.*	3,645	1,124,628
EXOR NV (Netherlands)	10,674	1,187,871
Fuyo General Lease Co. Ltd. (Japan)	5,900	524,892
Groupe Bruxelles Lambert NV (Belgium)	16,401	1,239,885
Industrivarden AB (Sweden) (Class A Stock)	5,270	181,234
Industrivarden AB (Sweden) (Class C Stock)	9,729	334,547
Investor AB (Sweden) (Class B Stock)	93,542	2,347,373
M&G PLC (United Kingdom)	125,748	350,000
Mastercard, Inc. (Class A Stock)	30,326	14,604,092
Mitsubishi HC Capital, Inc. (Japan)	98,500	687,002
ORIX Corp. (Japan)	106,700	2,333,716
Paragon Banking Group PLC (United Kingdom)	67,500	588,500
PayPal Holdings, Inc.*	78,100	5,231,919
Visa, Inc. (Class A Stock)(a)	53,507	14,932,733
Wise PLC (United Kingdom) (Class A Stock)*	41,502	485,132
		72,341,130
Food Products — 0.6%
Archer-Daniels-Midland Co.	59,300	3,724,633
Associated British Foods PLC (United Kingdom)	42,010	1,325,452
Danone SA (France)	12,331	797,136
Darling Ingredients, Inc.*(a)	4,779	222,271
Elders Ltd. (Australia)	79,300	484,635
Freshpet, Inc.*	29,400	3,406,284
General Mills, Inc.	5,700	398,829
Hershey Co. (The)	1,134	220,563
Hormel Foods Corp.	16,800	586,152
Ingredion, Inc.	4,800	560,880
Lamb Weston Holdings, Inc.	4,586	488,547
Leroy Seafood Group ASA (Norway)	102,600	452,350
MEIJI Holdings Co. Ltd. (Japan)	17,000	371,155
Mondelez International, Inc. (Class A Stock)	37,858	2,650,060
Mowi ASA (Norway)	42,063	772,643
Nestle SA	131,227	13,942,863
Nissui Corp. (Japan)	49,500	310,359
Origin Enterprises PLC (Ireland)	85,800	291,578
Orkla ASA (Norway)	36,954	260,996
Pilgrim’s Pride Corp.*	54,400	1,867,008
Premier Foods PLC (United Kingdom)	235,200	442,957
Suedzucker AG (Germany)	39,500	566,234

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
WH Group Ltd. (Hong Kong), 144A	3,253,000	$2,147,243
Wilmar International Ltd. (China)	353,600	898,188
		37,189,016
Gas Utilities — 0.1%
Enagas SA (Spain)	23,050	342,427
Osaka Gas Co. Ltd. (Japan)	18,200	409,427
Rubis SCA (France)	22,100	780,267
Tokyo Gas Co. Ltd. (Japan)	66,000	1,500,366
		3,032,487
Ground Transportation — 0.4%
Canadian National Railway Co. (Canada)	11,013	1,450,522
Central Japan Railway Co. (Japan)	59,900	1,487,636
CSX Corp.	156,210	5,790,705
Firstgroup PLC (United Kingdom)	281,200	640,691
Hankyu Hanshin Holdings, Inc. (Japan)	18,400	527,919
Keisei Electric Railway Co. Ltd. (Japan)	8,100	329,388
Odakyu Electric Railway Co. Ltd. (Japan)	69,300	955,289
Saia, Inc.*	6,200	3,627,000
Seino Holdings Co. Ltd. (Japan)	22,500	308,809
TFI International, Inc. (Canada)(a)	5,920	944,003
Uber Technologies, Inc.*	89,800	6,913,702
Union Pacific Corp.	10,349	2,545,130
		25,520,794
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	73,763	8,383,902
Alcon, Inc. (Switzerland)	15,001	1,240,755
Becton, Dickinson & Co.	21,500	5,320,175
Boston Scientific Corp.*	86,200	5,903,838
Cochlear Ltd. (Australia)	6,289	1,383,147
Demant A/S (Denmark)*	18,448	916,927
EssilorLuxottica SA (France)	4,478	1,012,976
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	31,210	478,158
Getinge AB (Sweden) (Class B Stock)	22,705	456,664
Hologic, Inc.*	37,800	2,946,888
Hoya Corp. (Japan)	12,500	1,563,386
IDEXX Laboratories, Inc.*	2,400	1,295,832
Intuitive Surgical, Inc.*	20,018	7,988,984
Koninklijke Philips NV (Netherlands)*	14,628	292,764
Medtronic PLC	37,474	3,265,859
Olympus Corp. (Japan)	22,500	323,962
Sonova Holding AG (Switzerland)	3,560	1,030,951
Stryker Corp.	3,245	1,161,288
Terumo Corp. (Japan)	48,200	881,995
		45,848,451
Health Care Providers & Services — 0.7%
Apollo Hospitals Enterprise Ltd. (India)	14,397	1,099,032
Cardinal Health, Inc.	37,100	4,151,490
Centene Corp.*	68,209	5,353,042
Cigna Group (The)(a)	4,623	1,679,028
Elevance Health, Inc.	12,600	6,533,604
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Encompass Health Corp.	9,400	$776,252
Fresenius Medical Care AG (Germany)	31,598	1,214,143
Fresenius SE & Co. KGaA (Germany)	50,604	1,364,629
Laboratory Corp. of America Holdings	17,600	3,844,896
Max Healthcare Institute Ltd. (India)	43,040	424,476
McKesson Corp.	1,100	590,535
Molina Healthcare, Inc.*	977	401,381
Ramsay Health Care Ltd. (Australia)	12,819	471,920
UnitedHealth Group, Inc.	25,319	12,525,309
		40,429,737
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	182,811	2,696,462
CareTrust REIT, Inc.	173,844	4,236,579
Community Healthcare Trust, Inc.	88,555	2,351,135
Healthpeak Properties, Inc.	47,900	898,125
Ventas, Inc.	30,396	1,323,442
Welltower, Inc.	135,059	12,619,913
		24,125,656
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	12,200	2,826,618
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.(a)	282,610	5,844,375
Park Hotels & Resorts, Inc.	174,400	3,050,256
		8,894,631
Hotels, Restaurants & Leisure — 0.8%
Accor SA (France)	27,992	1,306,847
Amadeus IT Group SA (Spain)	12,603	809,071
Aristocrat Leisure Ltd. (Australia)	51,567	1,443,924
Betsson AB (Sweden) (Class B Stock)*	37,100	367,097
Chipotle Mexican Grill, Inc.*	2,100	6,104,217
Compass Group PLC (United Kingdom)	162,653	4,771,044
Dalata Hotel Group PLC (Ireland)	84,600	411,239
Darden Restaurants, Inc.	1,319	220,471
Evolution AB (Sweden), 144A	4,768	592,204
Expedia Group, Inc.*	6,100	840,275
Flutter Entertainment PLC (United Kingdom)*	2,376	473,617
Genting Singapore Ltd. (Singapore)	1,135,300	744,572
Hilton Worldwide Holdings, Inc.	23,900	5,098,109
InterContinental Hotels Group PLC (United Kingdom)	8,724	906,527
La Francaise des Jeux SAEM (France), 144A	32,109	1,308,689
Marriott International, Inc. (Class A Stock)	25,312	6,386,471
McDonald’s Corp.	41,971	11,833,723
Oriental Land Co. Ltd. (Japan)	46,900	1,502,475
Starbucks Corp.	9,300	849,927
Whitbread PLC (United Kingdom)	27,212	1,137,678
		47,108,177

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Household Durables — 0.2%
Barratt Developments PLC (United Kingdom)	138,900	$833,690
Bellway PLC (United Kingdom)	4,500	150,956
Berkeley Group Holdings PLC (United Kingdom)	15,369	923,376
Lennar Corp. (Class A Stock)	24,205	4,162,776
Lennar Corp. (Class B Stock)	3,800	585,884
Panasonic Holdings Corp. (Japan)	77,800	742,505
Persimmon PLC (United Kingdom)	43,816	726,492
Redrow PLC (United Kingdom)	49,400	414,298
SEB SA (France)	1,512	193,449
Sony Group Corp. (Japan)	49,500	4,244,661
Taylor Wimpey PLC (United Kingdom)	665,624	1,150,779
Toll Brothers, Inc.(a)	3,098	400,788
Vistry Group PLC (United Kingdom)	39,600	614,888
		15,144,542
Household Products — 0.3%
Colgate-Palmolive Co.	61,800	5,565,090
Essity AB (Sweden) (Class B Stock)(a)	64,406	1,529,908
Henkel AG & Co. KGaA (Germany)	4,310	310,551
Procter & Gamble Co. (The)	57,485	9,326,941
Reckitt Benckiser Group PLC (United Kingdom)	32,115	1,830,717
Spectrum Brands Holdings, Inc.	5,400	480,654
		19,043,861
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	210,000	3,765,300
RWE AG (Germany)	30,632	1,041,096
Vistra Corp.	9,890	688,839
		5,495,235
Industrial Conglomerates — 0.5%
3M Co.	48,800	5,176,216
CK Hutchison Holdings Ltd. (United Kingdom)	216,000	1,039,532
DCC PLC (United Kingdom)	19,635	1,428,567
General Electric Co.	51,008	8,953,434
Hikari Tsushin, Inc. (Japan)	3,800	714,671
Hitachi Ltd. (Japan)	38,500	3,518,147
Jardine Cycle & Carriage Ltd. (Singapore)	17,600	315,121
Keppel Ltd. (Singapore)	91,200	495,585
Lifco AB (Sweden) (Class B Stock)	30,077	785,441
Siemens AG (Germany)	35,077	6,697,563
Smiths Group PLC (United Kingdom)	25,156	521,446
		29,645,723
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	48,324	1,204,234
First Industrial Realty Trust, Inc.	46,370	2,436,280
Goodman Group (Australia)	86,255	1,899,965
Prologis, Inc.(a)	174,845	22,768,316
STAG Industrial, Inc.(a)	96,383	3,704,962
	Shares	Value

Common Stocks (continued)
Industrial REITs (cont’d.)
Warehouses De Pauw CVA (Belgium)	17,845	$508,847
		32,522,604
Insurance — 1.5%
Admiral Group PLC (United Kingdom)	8,947	320,640
Aegon Ltd. (Netherlands)	412,700	2,517,811
Ageas SA/NV (Belgium)	40,103	1,857,796
AIA Group Ltd. (Hong Kong)	328,400	2,209,007
Allianz SE (Germany)	17,290	5,182,112
Allstate Corp. (The)	29,400	5,086,494
American International Group, Inc.	9,000	703,530
Aon PLC (Class A Stock)	9,200	3,070,224
ASR Nederland NV (Netherlands)	8,200	401,880
Assicurazioni Generali SpA (Italy)	30,820	780,160
Assurant, Inc.	19,600	3,689,504
Aviva PLC (United Kingdom)	246,465	1,546,493
AXA SA (France)	136,085	5,110,780
Baloise Holding AG (Switzerland)	1,800	282,250
Chubb Ltd.	8,109	2,101,285
Dai-ichi Life Holdings, Inc. (Japan)	72,100	1,838,877
Fairfax Financial Holdings Ltd. (Canada)	1,075	1,158,767
Globe Life, Inc.	6,300	733,131
Hannover Rueck SE (Germany)	2,657	727,557
Insurance Australia Group Ltd. (Australia)	81,850	341,424
Japan Post Holdings Co. Ltd. (Japan)	176,800	1,781,283
Japan Post Insurance Co. Ltd. (Japan)	22,400	428,179
Legal & General Group PLC (United Kingdom)	195,620	628,464
Loews Corp.	19,900	1,557,971
Mapfre SA (Spain)	178,400	451,027
Markel Group, Inc.*	231	351,462
Marsh & McLennan Cos., Inc.	24,362	5,018,085
Medibank Private Ltd. (Australia)	322,933	791,227
MetLife, Inc.	65,200	4,831,972
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	8,706	4,249,755
NN Group NV (Netherlands)	25,054	1,156,620
Phoenix Group Holdings PLC (United Kingdom)	51,450	359,247
Poste Italiane SpA (Italy), 144A	90,024	1,127,479
Progressive Corp. (The)	13,328	2,756,497
QBE Insurance Group Ltd. (Australia)	122,896	1,452,718
RenaissanceRe Holdings Ltd. (Bermuda)	1,671	392,735
Sampo OYJ (Finland) (Class A Stock)	33,111	1,412,390
Sompo Holdings, Inc. (Japan)	19,800	415,009
Suncorp Group Ltd. (Australia)	20,439	218,164
Swiss Life Holding AG (Switzerland)	600	420,835
Swiss Re AG	22,662	2,915,124
T&D Holdings, Inc. (Japan)	46,200	803,150
Talanx AG (Germany)	12,528	992,432
Tokio Marine Holdings, Inc. (Japan)	90,400	2,833,703
Travelers Cos., Inc. (The)	24,358	5,605,750
Tryg A/S (Denmark)	14,925	307,669

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Unipol Gruppo SpA (Italy)	68,200	$571,512
UnipolSai Assicurazioni SpA (Italy)	157,400	456,008
Unum Group	30,700	1,647,362
Zurich Insurance Group AG (Switzerland)	9,135	4,934,859
		90,528,410
Interactive Media & Services — 1.5%
Alphabet, Inc. (Class A Stock)*	210,433	31,760,653
Alphabet, Inc. (Class C Stock)*	145,600	22,169,056
Auto Trader Group PLC (United Kingdom), 144A	60,919	537,970
CAR Group Ltd. (Australia)	22,912	538,566
Kanzhun Ltd. (China), ADR	19,047	333,894
Meta Platforms, Inc. (Class A Stock)	70,529	34,247,472
Scout24 SE (Germany), 144A	11,861	893,588
		90,481,199
IT Services — 0.4%
Accenture PLC (Class A Stock)	11,546	4,001,959
Akamai Technologies, Inc.*(a)	20,500	2,229,580
Bechtle AG (Germany)	2,304	121,776
BIPROGY, Inc. (Japan)	13,100	389,335
Capgemini SE (France)	965	222,057
Cognizant Technology Solutions Corp. (Class A Stock)	57,500	4,214,175
Computacenter PLC (United Kingdom)	11,400	387,589
DTS Corp. (Japan)	15,500	405,161
Fujitsu Ltd. (Japan)	20,000	320,080
Globant SA*	6,041	1,219,678
International Business Machines Corp.	49,541	9,460,350
MongoDB, Inc.*(a)	1,423	510,345
NS Solutions Corp. (Japan)	12,000	391,580
Obic Co. Ltd. (Japan)	1,100	166,156
Otsuka Corp. (Japan)	7,200	152,773
SCSK Corp. (Japan)	23,000	427,518
Sopra Steria Group (France)	1,900	460,452
TIS, Inc. (Japan)	35,300	757,391
Wix.com Ltd. (Israel)*	9,700	1,333,556
		27,171,511
Leisure Products — 0.0%
Brunswick Corp.(a)	2,095	202,209
Shimano, Inc. (Japan)	4,200	624,807
		827,016
Life Sciences Tools & Services — 0.4%
Danaher Corp.	8,245	2,058,941
Eurofins Scientific SE (Luxembourg)	7,616	485,143
Illumina, Inc.*	7,700	1,057,364
Lonza Group AG (Switzerland)	1,759	1,051,176
Medpace Holdings, Inc.*	8,700	3,516,105
QIAGEN NV*	20,326	873,815
Thermo Fisher Scientific, Inc.	16,100	9,357,481
West Pharmaceutical Services, Inc.	11,000	4,352,810
		22,752,835
	Shares	Value

Common Stocks (continued)
Machinery — 1.0%
Airtac International Group (China)	12,702	$440,368
Alfa Laval AB (Sweden)	16,912	664,546
Allison Transmission Holdings, Inc.	46,600	3,782,056
Atlas Copco AB (Sweden) (Class A Stock)	270,829	4,573,911
Atlas Copco AB (Sweden) (Class B Stock)	61,592	909,711
Bucher Industries AG (Switzerland)	2,100	923,441
Cargotec OYJ (Finland) (Class B Stock)*	9,100	634,491
Caterpillar, Inc.	3,981	1,458,758
Cummins, Inc.	5,800	1,708,970
Daimler Truck Holding AG (Germany)	53,410	2,706,540
Deere & Co.	19,432	7,981,500
Donaldson Co., Inc.	14,400	1,075,392
Epiroc AB (Sweden) (Class B Stock)	15,306	259,206
Flowserve Corp.	80,600	3,681,808
Fortive Corp.	7,507	645,752
Fuji Corp. (Japan)	15,500	273,995
GEA Group AG (Germany)	30,313	1,281,639
Graco, Inc.	34,600	3,233,716
Hong Leong Asia Ltd. (Singapore)	377,000	168,937
Indutrade AB (Sweden)	23,051	627,836
ITT, Inc.	14,500	1,972,435
Komatsu Ltd. (Japan)	57,600	1,704,430
Kone OYJ (Finland) (Class B Stock)	10,565	492,193
Konecranes OYJ (Finland)	9,600	498,299
Kubota Corp. (Japan)	22,500	353,019
Otis Worldwide Corp.(a)	12,490	1,239,882
PACCAR, Inc.	3,200	396,448
Parker-Hannifin Corp.	3,746	2,081,989
Rational AG (Germany)	988	851,257
Sandvik AB (Sweden)	20,104	446,324
Schindler Holding AG (Switzerland)	920	224,487
Schindler Holding AG (Switzerland) (Part. Cert.)	3,327	837,467
SKF AB (Sweden) (Class B Stock)(a)	67,668	1,381,430
SMC Corp. (Japan)	200	112,832
Sumitomo Heavy Industries Ltd. (Japan)	15,200	478,636
Techtronic Industries Co. Ltd. (Hong Kong)	109,945	1,493,918
Toyota Industries Corp. (Japan)	12,600	1,318,352
Tsubakimoto Chain Co. (Japan)	14,500	488,483
Valmet OYJ (Finland)	14,300	376,437
VAT Group AG (Switzerland), 144A	432	223,169
Vesuvius PLC (United Kingdom)	67,900	423,587
Volvo AB (Sweden) (Class A Stock)	8,119	223,570
Volvo AB (Sweden) (Class B Stock)(a)	156,846	4,250,754
Wartsila OYJ Abp (Finland)	70,792	1,075,863
		59,977,834
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	126	161,446
D/S Norden A/S (Denmark)	9,700	396,439
DFDS A/S (Denmark)	12,800	372,095

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Marine Transportation (cont’d.)
Kuehne + Nagel International AG (Switzerland)	1,089	$302,980
		1,232,960
Media — 0.2%
Comcast Corp. (Class A Stock)	153,700	6,662,895
Dentsu Group, Inc. (Japan)	33,600	932,963
Informa PLC (United Kingdom)	82,024	860,596
Nippon Television Holdings, Inc. (Japan)	47,000	688,056
Publicis Groupe SA (France)	19,795	2,158,061
Reach PLC (United Kingdom)	132,014	131,065
SKY Perfect JSAT Holdings, Inc. (Japan)	81,300	554,236
Vivendi SE (France)	82,046	894,124
		12,881,996
Metals & Mining — 0.8%
Anglo American PLC (South Africa)	60,272	1,485,272
APL Apollo Tubes Ltd. (India)	19,428	349,590
ArcelorMittal SA (Luxembourg)	60,096	1,651,866
Aurubis AG (Germany)	4,700	330,556
Barrick Gold Corp. (Canada)	82,052	1,365,345
Bekaert SA (Belgium)	8,300	425,590
BHP Group Ltd. (Australia)	282,282	8,161,887
BlueScope Steel Ltd. (Australia)	94,298	1,466,627
Boliden AB (Sweden)	16,932	470,161
Fortescue Ltd. (Australia)	162,473	2,718,992
Freeport-McMoRan, Inc.	100,600	4,730,212
Glencore PLC (Australia)	821,290	4,506,880
IGO Ltd. (Australia)	22,031	101,507
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*(a)	43,692	521,253
JFE Holdings, Inc. (Japan)	92,700	1,536,374
Lundin Mining Corp. (Chile)	87,653	896,881
Nippon Steel Corp. (Japan)	79,800	1,920,346
Norsk Hydro ASA (Norway)	80,109	440,230
Northern Star Resources Ltd. (Australia)	99,520	939,028
Nucor Corp.	16,900	3,344,510
Perenti Ltd. (Australia)	527,900	337,124
Perseus Mining Ltd. (Australia)	479,200	671,973
Pilbara Minerals Ltd. (Australia)	197,481	492,804
Reliance, Inc.	3,100	1,035,958
Rio Tinto Ltd. (Australia)	30,235	2,399,611
Rio Tinto PLC (Australia)	57,076	3,608,625
voestalpine AG (Austria)	31,151	873,882
		46,783,084
Multi-Utilities — 0.3%
A2A SpA (Italy)	281,300	507,455
CenterPoint Energy, Inc.	22,774	648,831
Centrica PLC (United Kingdom)	881,585	1,421,168
CMS Energy Corp.	62,400	3,765,216
DTE Energy Co.	35,000	3,924,900
E.ON SE (Germany)	56,751	790,083
Engie SA (France)	163,024	2,731,851
	Shares	Value

Common Stocks (continued)
Multi-Utilities (cont’d.)
National Grid PLC (United Kingdom)	128,164	$1,726,883
National Grid PLC (United Kingdom), ADR(a)	5,202	354,880
NiSource, Inc.	20,959	579,726
Sembcorp Industries Ltd. (Singapore)	183,700	734,367
Sempra	10,500	754,215
Veolia Environnement SA (France)	32,404	1,054,162
		18,993,737
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc.(a)	50,615	6,524,780
Dexus (Australia)	121,702	627,081
Gecina SA (France)	5,227	533,907
Kilroy Realty Corp.	19,505	710,567
Nippon Building Fund, Inc. (Japan)	87	348,010
SL Green Realty Corp.(a)	79,079	4,359,625
		13,103,970
Oil, Gas & Consumable Fuels — 1.5%
Ampol Ltd. (Australia)	13,303	345,083
ARC Resources Ltd. (Canada)	64,477	1,149,548
Beach Energy Ltd. (Australia)	234,300	281,009
BP PLC (United Kingdom)	623,591	3,912,054
Cheniere Energy, Inc.	30,303	4,887,268
Chesapeake Energy Corp.(a)	7,084	629,272
Chevron Corp.	22,200	3,501,828
ConocoPhillips	59,528	7,576,724
Coterra Energy, Inc.	84,900	2,367,012
Diamondback Energy, Inc.	19,595	3,883,141
ENEOS Holdings, Inc. (Japan)	220,400	1,061,855
Eni SpA (Italy)	121,380	1,921,935
EOG Resources, Inc.	19,100	2,441,744
Equinor ASA (Norway)	85,452	2,291,344
Exxon Mobil Corp.	147,230	17,114,015
Galp Energia SGPS SA (Portugal)	50,713	838,406
Hess Corp.	635	96,926
Idemitsu Kosan Co. Ltd. (Japan)	138,700	950,947
Inpex Corp. (Japan)	113,300	1,722,295
Marathon Petroleum Corp.	13,400	2,700,100
New Hope Corp. Ltd. (Australia)	117,200	355,055
OMV AG (Austria)	14,800	700,965
Pembina Pipeline Corp. (Canada)	33,521	1,183,152
Phillips 66	35,100	5,733,234
Repsol SA (Spain)	95,116	1,587,602
Shell PLC (Netherlands)	332,884	11,044,925
Shell PLC (Netherlands), ADR	33,349	2,235,717
TotalEnergies SE (France)	122,435	8,422,230
TotalEnergies SE (France), ADR(a)	10,218	703,305
Valero Energy Corp.(a)	3,723	635,479
Williams Cos., Inc. (The)	30,882	1,203,472
Woodside Energy Group Ltd. (Australia)	6,841	136,357
		93,613,999
Paper & Forest Products — 0.0%
Mondi PLC (Austria)	16,049	282,676

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Paper & Forest Products (cont’d.)
UPM-Kymmene OYJ (Finland)	28,897	$962,752
		1,245,428
Passenger Airlines — 0.1%
Air New Zealand Ltd. (New Zealand)	969,300	350,257
Delta Air Lines, Inc.(a)	12,279	587,796
Deutsche Lufthansa AG (Germany)*	98,508	774,205
International Consolidated Airlines Group SA (United Kingdom)*	284,100	633,511
Japan Airlines Co. Ltd. (Japan)	58,600	1,112,680
Qantas Airways Ltd. (Australia)*	140,548	498,965
Singapore Airlines Ltd. (Singapore)	171,800	814,247
		4,771,661
Personal Care Products — 0.3%
Beiersdorf AG (Germany)	3,948	574,818
Haleon PLC	129,009	540,648
Kao Corp. (Japan)	26,000	971,575
L’Oreal SA (France)	16,692	7,904,858
Unilever PLC (United Kingdom)	113,515	5,698,662
Unilever PLC (United Kingdom), ADR	34,831	1,748,168
		17,438,729
Pharmaceuticals — 2.4%
Astellas Pharma, Inc. (Japan)	71,800	771,329
AstraZeneca PLC (United Kingdom)	81,535	10,953,724
AstraZeneca PLC (United Kingdom), ADR	18,980	1,285,895
Bayer AG (Germany)	11,300	346,058
Bristol-Myers Squibb Co.	139,074	7,541,983
Chugai Pharmaceutical Co. Ltd. (Japan)	36,800	1,406,326
Daiichi Sankyo Co. Ltd. (Japan)	82,300	2,618,696
Elanco Animal Health, Inc.*	200,600	3,265,768
Eli Lilly & Co.	22,958	17,860,406
GSK PLC	317,125	6,808,800
Hikma Pharmaceuticals PLC (Jordan)	48,163	1,165,111
Ipsen SA (France)	9,977	1,187,226
Johnson & Johnson	83,700	13,240,503
Merck & Co., Inc.	93,400	12,324,130
Merck KGaA (Germany)	1,195	210,721
Novartis AG (Switzerland)	124,705	12,078,732
Novo Nordisk A/S (Denmark), ADR	6,197	795,695
Novo Nordisk A/S (Denmark) (Class B Stock)	181,841	23,325,365
Ono Pharmaceutical Co. Ltd. (Japan)	120,500	1,974,386
Orion OYJ (Finland) (Class B Stock)	7,978	297,395
Otsuka Holdings Co. Ltd. (Japan)	48,500	2,014,608
Pfizer, Inc.	33,000	915,750
Roche Holding AG	33,279	8,496,763
Sandoz Group AG (Switzerland)*	44,904	1,355,461
Sanofi SA	57,831	5,626,060
Sanofi SA, ADR(a)	34,397	1,671,694
Shionogi & Co. Ltd. (Japan)	35,100	1,793,672
Takeda Pharmaceutical Co. Ltd. (Japan)	71,300	1,983,131
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Teva Pharmaceutical Industries Ltd. (Israel)*	47,000	$662,986
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	90,600	1,278,366
		145,256,740
Professional Services — 0.3%
Adecco Group AG (Switzerland)	14,157	560,084
Automatic Data Processing, Inc.	16,700	4,170,658
Bureau Veritas SA (France)	19,396	592,227
Computershare Ltd. (Australia)	20,458	348,459
Dun & Bradstreet Holdings, Inc.	333,500	3,348,340
Experian PLC	45,593	1,986,621
Leidos Holdings, Inc.	25,700	3,369,013
Recruit Holdings Co. Ltd. (Japan)	55,500	2,436,828
RELX PLC (United Kingdom)	64,511	2,782,065
Teleperformance SE (France)	2,590	251,579
Wolters Kluwer NV (Netherlands)	10,443	1,635,268
		21,481,142
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	5,800	563,992
CK Asset Holdings Ltd. (Hong Kong)	55,500	228,698
Daito Trust Construction Co. Ltd. (Japan)	8,000	912,662
Daiwa House Industry Co. Ltd. (Japan)	38,600	1,148,945
Hongkong Land Holdings Ltd. (Hong Kong)	85,300	261,913
Hulic Co. Ltd. (Japan)	63,600	653,194
Jones Lang LaSalle, Inc.*	12,100	2,360,589
KE Holdings, Inc. (China), ADR	81,354	1,116,990
Mitsubishi Estate Co. Ltd. (Japan)	82,400	1,503,469
Mitsui Fudosan Co. Ltd. (Japan)	180,600	1,947,134
New World Development Co. Ltd. (Hong Kong)	327,000	345,731
Nexity SA (France)	21,200	216,790
Nomura Real Estate Holdings, Inc. (Japan)	59,600	1,683,778
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	55,500	456,897
Zillow Group, Inc. (Class A Stock)*	20,400	976,344
		14,377,126
Residential REITs — 0.5%
Apartment Income REIT Corp.	63,295	2,055,189
AvalonBay Communities, Inc.	2,914	540,722
Camden Property Trust	4,453	438,175
Equity Residential	198,021	12,497,105
Mid-America Apartment Communities, Inc.	40,292	5,301,622
Sun Communities, Inc.	27,826	3,577,867
UDR, Inc.	4,069	152,221
Veris Residential, Inc.	477,220	7,258,516
		31,821,417
Retail REITs — 0.6%
AEON REIT Investment Corp. (Japan)	400	367,353

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Retail REITs (cont’d.)
Brixmor Property Group, Inc.	142,650	$3,345,143
CapitaLand Integrated Commercial Trust (Singapore)	86,000	126,099
InvenTrust Properties Corp.	50,565	1,300,026
Kimco Realty Corp.	70,900	1,390,349
Kite Realty Group Trust	127,115	2,755,853
Klepierre SA (France)	77,402	2,003,594
Realty Income Corp.(a)	183,698	9,938,062
Regency Centers Corp.	12,756	772,503
Retail Opportunity Investments Corp.	34,692	444,751
Scentre Group (Australia)	602,199	1,329,971
Simon Property Group, Inc.	70,003	10,954,770
SITE Centers Corp.	5,050	73,983
Unibail-Rodamco-Westfield (France)*	13,748	1,105,976
Vicinity Ltd. (Australia)	545,555	757,249
		36,665,682
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.*	29,135	5,258,576
Advantest Corp. (Japan)	64,176	2,850,881
Alchip Technologies Ltd. (Taiwan)	8,802	871,014
Analog Devices, Inc.	3,706	733,010
Applied Materials, Inc.	40,736	8,400,985
ASM International NV (Netherlands)	8,656	5,300,956
ASML Holding NV (Netherlands) (XAMS)	20,944	20,304,409
ASML Holding NV (Netherlands) (XNGS)	1,935	1,877,860
BE Semiconductor Industries NV (Netherlands)	4,373	669,850
Broadcom, Inc.	10,739	14,233,578
Disco Corp. (Japan)	13,435	4,910,943
Infineon Technologies AG (Germany)	42,438	1,443,127
Intel Corp.	214,393	9,469,739
Lam Research Corp.	9,092	8,833,514
Lasertec Corp. (Japan)	4,400	1,254,133
Marvell Technology, Inc.	9,300	659,184
Micron Technology, Inc.	67,300	7,933,997
NVIDIA Corp.	77,317	69,860,549
NXP Semiconductors NV (China)	6,444	1,596,630
Qorvo, Inc.*	31,200	3,582,696
QUALCOMM, Inc.	53,200	9,006,760
Renesas Electronics Corp. (Japan)	97,500	1,737,514
SCREEN Holdings Co. Ltd. (Japan)	3,100	401,930
STMicroelectronics NV (Singapore)	32,831	1,412,990
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	41,734	5,677,911
Tokyo Electron Ltd. (Japan)	19,000	4,948,534
UMS Holdings Ltd. (Singapore)	409,600	409,479
Universal Display Corp.	2,438	410,681
		194,051,430
Software — 2.9%
Adobe, Inc.*	9,496	4,791,682
Autodesk, Inc.*	2,400	625,008
Cadence Design Systems, Inc.*	19,200	5,976,576
	Shares	Value

Common Stocks (continued)
Software (cont’d.)
CCC Intelligent Solutions Holdings, Inc.*	102,300	$1,223,508
Check Point Software Technologies Ltd. (Israel)*(a)	7,500	1,230,075
Crowdstrike Holdings, Inc. (Class A Stock)*	16,800	5,385,912
CyberArk Software Ltd.*	13,634	3,621,599
Dassault Systemes SE (France)	42,650	1,887,995
Dynatrace, Inc.*	8,200	380,808
Informatica, Inc. (Class A Stock)*	11,900	416,500
Intuit, Inc.	5,941	3,861,650
Microsoft Corp.	238,879	100,501,173
Monday.com Ltd.*	13,964	3,154,049
NCR Voyix Corp.*	31,400	396,582
Nemetschek SE (Germany)	13,887	1,374,577
Nice Ltd. (Israel)*	6,669	1,735,547
Oracle Corp.	18,976	2,383,575
Oracle Corp. (Japan)	8,800	661,770
Roper Technologies, Inc.(a)	3,100	1,738,604
Salesforce, Inc.	39,296	11,835,169
SAP SE (Germany)	34,895	6,794,720
ServiceNow, Inc.*	9,800	7,471,520
Synopsys, Inc.*	2,800	1,600,200
Temenos AG (Switzerland)	3,150	225,321
Teradata Corp.*	28,200	1,090,494
Trend Micro, Inc. (Japan)	17,000	863,374
UiPath, Inc. (Class A Stock)*	17,800	403,526
Workday, Inc. (Class A Stock)*	17,200	4,691,300
Xero Ltd. (New Zealand)*	6,953	603,725
Zoom Video Communications, Inc. (Class A Stock)*	37,500	2,451,375
		179,377,914
Specialized REITs — 0.9%
American Tower Corp.	5,500	1,086,745
Crown Castle, Inc.	6,200	656,146
Digital Realty Trust, Inc.	68,619	9,883,881
EPR Properties	59	2,505
Equinix, Inc.	15,750	12,998,947
Extra Space Storage, Inc.	18,150	2,668,050
Gaming & Leisure Properties, Inc.	7,332	337,785
Iron Mountain, Inc.	139,734	11,208,064
Public Storage	50,846	14,748,391
VICI Properties, Inc.	80,353	2,393,716
		55,984,230
Specialty Retail — 0.7%
AutoZone, Inc.*	907	2,858,547
Bath & Body Works, Inc.	21,000	1,050,420
DCM Holdings Co. Ltd. (Japan)	43,400	419,773
EDION Corp. (Japan)	37,400	376,460
Fast Retailing Co. Ltd. (Japan)	7,400	2,292,713
Gap, Inc. (The)	15,300	421,515
Home Depot, Inc. (The)	24,600	9,436,560
IDOM, Inc. (Japan)	61,100	421,590
Industria de Diseno Textil SA (Spain)	130,613	6,577,187
JB Hi-Fi Ltd. (Australia)	12,000	502,350

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Kingfisher PLC (United Kingdom)	211,000	$664,075
K’s Holdings Corp. (Japan)	42,000	361,181
Lowe’s Cos., Inc.	37,223	9,481,815
Pets at Home Group PLC (United Kingdom)	100,800	341,628
Ross Stores, Inc.	4,359	639,727
Super Retail Group Ltd. (Australia)	61,700	647,466
TJX Cos., Inc. (The)	40,201	4,077,185
Ulta Beauty, Inc.*	7,600	3,973,888
USS Co. Ltd. (Japan)	37,800	312,498
Williams-Sonoma, Inc.(a)	2,100	666,813
		45,523,391
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	431,524	73,997,736
Brother Industries Ltd. (Japan)	72,700	1,348,310
Canon, Inc. (Japan)	58,300	1,737,052
Dell Technologies, Inc. (Class C Stock)	3,827	436,699
Hewlett Packard Enterprise Co.	246,200	4,365,126
HP, Inc.	104,900	3,170,078
Logitech International SA (Switzerland)	21,702	1,944,702
NetApp, Inc.	8,600	902,742
Samsung Electronics Co. Ltd. (South Korea)	48,121	2,891,952
Seagate Technology Holdings PLC	5,952	553,834
Seiko Epson Corp. (Japan)	44,800	783,665
Wistron Corp. (Taiwan)	197,918	745,573
		92,877,469
Textiles, Apparel & Luxury Goods — 0.6%
Brunello Cucinelli SpA (Italy)	24,242	2,770,563
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	23,053	3,509,598
Deckers Outdoor Corp.*	5,300	4,988,678
Hermes International SCA (France)	3,303	8,441,744
Lululemon Athletica, Inc.*(a)	6,346	2,479,065
LVMH Moet Hennessy Louis Vuitton SE (France)	15,314	13,779,488
Moncler SpA (Italy)	4,152	309,825
Pandora A/S (Denmark)	12,532	2,022,741
Ralph Lauren Corp.	5,580	1,047,701
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	345,500	485,581
		39,834,984
Tobacco — 0.2%
Altria Group, Inc.	81,000	3,533,220
British American Tobacco PLC (United Kingdom)	102,792	3,119,850
Imperial Brands PLC (United Kingdom)	127,417	2,848,357
Japan Tobacco, Inc. (Japan)	60,100	1,602,382
		11,103,809
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)*(a)	10,600	921,246
Ashtead Group PLC (United Kingdom)	13,183	939,015
Brenntag SE (Germany)	12,018	1,012,890
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Bunzl PLC (United Kingdom)	19,046	$732,845
Ferguson PLC	6,302	1,376,546
ITOCHU Corp. (Japan)	50,800	2,182,348
Kanamoto Co. Ltd. (Japan)	21,200	378,141
Marubeni Corp. (Japan)	53,900	933,529
Mitsubishi Corp. (Japan)	176,400	4,076,821
Mitsui & Co. Ltd. (Japan)	90,500	4,231,019
Reece Ltd. (Australia)	19,136	350,375
Rexel SA (France)	25,900	699,632
Seven Group Holdings Ltd. (Australia)	12,225	324,863
Sojitz Corp. (Japan)	18,400	485,372
Sumitomo Corp. (Japan)	20,100	484,168
Toyota Tsusho Corp. (Japan)	12,300	844,651
United Rentals, Inc.	600	432,666
W.W. Grainger, Inc.	3,200	3,255,360
Watsco, Inc.(a)	910	393,093
		24,054,580
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	7,409	1,459,229
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	48,527	788,038
Kamigumi Co. Ltd. (Japan)	16,300	359,212
		2,606,479
Water Utilities — 0.0%
American Water Works Co., Inc.	15,700	1,918,697
Wireless Telecommunication Services — 0.1%
Airtel Africa PLC (Nigeria), 144A	271,600	363,153
KDDI Corp. (Japan)	76,300	2,255,941
SoftBank Corp. (Japan)	36,800	473,798
SoftBank Group Corp. (Japan)	20,300	1,205,523
Tele2 AB (Sweden) (Class B Stock)	80,791	663,412
Vodafone Group PLC (United Kingdom)	1,061,891	941,818
		5,903,645

Total Common Stocks (cost $2,218,270,996)		2,600,102,614
Preferred Stocks — 0.1%
Automobiles — 0.1%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,309	247,762
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	11,762	1,169,824
Volkswagen AG (Germany) (PRFC)	5,202	689,910
		2,107,496
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	15,000	367,350
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	19,897	1,599,242

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Machinery — 0.0%
Jungheinrich AG (Germany) (PRFC)	15,000	$554,966

Total Preferred Stocks (cost $4,334,717)		4,629,054
Unaffiliated Exchange-Traded Funds — 5.5%
Energy Select Sector SPDR Fund	206,469	19,492,738
iShares 0-3 Month Treasury Bond ETF	510,000	51,362,100
iShares 0-5 Year TIPS Bond ETF	103,978	10,338,533
iShares 1-3 Year Treasury Bond ETF	638	52,176
iShares Core S&P Mid-Cap ETF	61,560	3,739,154
iShares Core U.S. Aggregate Bond ETF(a)	232,302	22,751,658
iShares Floating Rate Bond ETF	645	32,934
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	252,860	27,541,511
iShares iBoxx High Yield Corporate Bond ETF(a)	9,580	744,653
iShares JP Morgan USD Emerging Markets Bond ETF(a)	97,612	8,752,868
iShares MBS ETF	41,554	3,840,421
iShares MSCI Emerging Markets ETF	26,767	1,099,588
iShares Russell 1000 Growth ETF(a)	119,739	40,358,030
iShares Russell 1000 Value ETF(a)	185,277	33,184,963
iShares S&P Small-Cap 600 Growth ETF(a)	35,200	4,601,696
iShares S&P Small-Cap 600 Value ETF	55,106	5,662,693
iShares TIPS Bond ETF(a)	224,086	24,069,077
Vanguard Real Estate ETF(a)	527,296	45,600,558
Vanguard Total International Bond ETF(a)	780,582	38,396,829

Total Unaffiliated Exchange-Traded Funds (cost $316,313,415)		341,622,180
Unaffiliated Funds — 2.9%
AQR Diversified Arbitrage Fund, (Institutional Shares)	2,108,863	25,348,536
Calamos Market Neutral Income Fund, (R6 Shares)	2,903,119	41,862,977
JPMorgan Hedged Equity Fund, (Institutional Shares)	585,935	17,478,452
Merger Fund (The), (Institutional Shares)	2,245,600	38,309,931
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	2,093,897	23,305,071
Victory Market Neutral Income Fund, (Institutional Shares)	2,537,958	21,344,228
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,322,962	13,070,867

Total Unaffiliated Funds (cost $180,854,617)		180,720,062

Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 2.4%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.329%(c)	10/20/34		4,000	$3,997,112
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.678%(c)	10/17/32		3,000	3,006,167
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.746%(c)	10/15/34		4,525	4,526,112
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.701%(c)	08/20/32		7,500	7,502,152
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.676%(c)	04/15/32		6,750	6,744,152
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.357% (Cap N/A, Floor 1.095%)
6.681%(c)	01/25/33		2,000	2,000,185
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.759%(c)	07/20/34		2,750	2,749,728
CIFC Funding Ltd. (Cayman Islands),
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.716%(c)	07/15/34		3,000	3,005,736
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)
6.769%(c)	07/20/34		8,750	8,737,870
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
4.835%(c)	08/26/32	EUR	4,750	5,091,140
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)
6.856%(c)	07/15/29		88	88,356
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
6.819%(c)	04/17/37		7,250	7,280,299
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.729%(c)	01/22/31		1,724	1,724,109
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.868%(c)	04/15/33		2,750	2,759,164

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
4.848%(c)	04/25/34	EUR	3,125	$3,339,623
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
6.616%(c)	04/25/31		3,353	3,356,771
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.779%(c)	10/20/34		4,375	4,372,813
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.588%(c)	10/12/30		1,735	1,736,063
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.326%(c)	10/15/34		5,250	5,258,453
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)
6.829%(c)	10/22/30		1,668	1,668,843
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 0.000%)
6.658%(c)	04/17/31		7,132	7,141,359
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
6.629%(c)	04/20/31		2,413	2,415,579
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.517%(c)	01/15/38	EUR	4,000	4,327,311
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 1.750%)
7.329%(c)	10/20/34		4,100	4,063,948
Silver Rock CLO (Cayman Islands),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.880% (Cap N/A, Floor 1.880%)
7.217%(c)	01/20/36		7,000	7,035,265
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.123%(c)	01/20/37		3,000	3,024,868
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
4.643%(c)	02/20/30	EUR	4,955	5,307,521
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	07/18/34	EUR	4,725	5,019,033
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.766%(c)	07/25/34	2,000	$2,004,249
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.739%(c)	07/20/34	3,250	3,231,473
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.188%(c)	01/20/36	7,500	7,541,334
Trinitas CLO Ltd. (Cayman Islands),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
7.008%(c)	01/20/35	7,500	7,516,574
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.789%(c)	10/20/34	4,000	3,986,092
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.699%(c)	07/20/32	4,025	4,023,722
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)
6.728%(c)	01/17/31	2,805	2,806,796

Total Asset-Backed Securities (cost $149,398,444)			148,389,972
Corporate Bonds — 1.1%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	02/01/29(a)	450	463,500
7.875%	04/15/27	1,762	1,762,000
			2,225,500
Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	699	660,185
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	325	318,815
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	565	546,387
4.625%	04/15/29	140	130,241
			1,655,628
Auto Manufacturers — 0.0%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,525	1,263,360

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	$180,742
			1,444,102
Auto Parts & Equipment — 0.0%
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	650	636,447
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	160	161,557
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	900	821,091
			1,619,095
Banks — 0.1%
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26	400	396,488
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,635	1,599,564
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28	100	108,978
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)	365	333,870
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23(d)	1,000	50,000
			2,488,900
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	700	685,833
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	62	60,630
4.875%	12/15/27	400	382,803
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	775	695,991
			1,825,257
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31	450	380,802
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	139	$141,570
			522,372
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	241	240,854
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	25	21,788
3.875%	02/15/31(a)	375	335,855
5.250%	01/15/30	1,100	1,072,929
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	300	301,033
			1,972,459
Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	775	715,042
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	210	224,582
			939,624
Diversified Financial Services — 0.0%
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	75	68,066
5.500%	08/15/28	670	640,625
6.000%	01/15/27	225	222,200
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	400	357,540
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31	175	162,503
7.875%	12/15/29	250	256,937
			1,707,871
Electric — 0.1%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	463,095
5.000%	02/01/31	925	850,873
5.125%	03/15/28	700	671,435
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	280	267,127
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	550	546,987

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Gtd. Notes, 144A
3.375%	02/15/29		100	$88,943
3.625%	02/15/31		1,175	1,014,421
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		150	160,398
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		375	371,438
8.000%(ff)	10/15/26(oo)		1,375	1,401,299
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		450	465,144
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		965	935,057
				7,236,217
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		475	434,054
Sr. Sec’d. Notes, 144A
6.500%	02/15/32(a)		330	333,236
7.000%	02/15/30		225	230,982
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		275	274,638
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		325	325,323
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		450	436,221
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)		300	290,305
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31		150	155,278
				2,480,037
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31		140	143,500
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		200	179,446
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27(a)		650	607,799
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	2,729,959
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	$1,361,229
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		150	136,855
4.375%	01/31/32		300	268,840
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		160	161,115
				5,445,243
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	698,717
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		300	273,073
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		75	70,891
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	04/01/29		400	401,803
				745,767
Healthcare-Services — 0.0%
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		425	380,417
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		200	184,937
Sr. Sec’d. Notes, 144A
6.750%	05/15/31(a)		750	764,187
				1,329,541
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		985	879,112
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		325	309,706
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	834,812
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		105	100,357
				2,123,987

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32(a)	475	$409,696
Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28	425	463,724
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	150	148,094
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28(a)	300	296,250
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
7.250%	01/15/30	75	77,837
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26	275	271,397
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	450	439,875
			1,697,177
Lodging — 0.0%
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27(a)	700	694,209
6.500%	04/15/32	300	299,240
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26	375	364,099
			1,357,548
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	100	103,863
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	250	271,058
			374,921
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	900	732,545
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	690	468,192
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	700	355,614
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $230,000; purchased 07/18/19)(f)
6.625%	08/15/27(d)	230	6,546
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
Sec’d. Notes, 144A (original cost $582,750; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)		1,750	$49,448
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28		300	142,953
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,400	1,430,084
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		390	397,447
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	500	542,889
				4,125,718
Mining — 0.0%
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		425	396,230
Oil & Gas — 0.1%
Antero Resources Corp.,
Gtd. Notes, 144A
5.375%	03/01/30		225	216,147
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		325	325,806
9.000%	11/01/27		53	66,827
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)		325	333,811
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25		200	199,793
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		125	131,492
8.625%	11/01/30		75	80,515
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.250%	05/01/26		300	305,871
Sr. Unsec’d. Notes, 144A
7.625%	04/01/32		210	211,743
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27		58	58,797
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		603	604,033
7.500%	05/01/31		1,200	1,336,078
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		375	386,403
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	486,000

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29	500	$485,929
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	100	98,875
			5,328,120
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29	450	454,173
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)	625	583,855
			1,038,028
Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)	275	258,215
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	40	23,693
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	225	94,500
5.250%	01/30/30	150	61,500
5.250%	02/15/31	175	71,750
6.250%	02/15/29	500	213,750
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	186,315
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	200	177,123
			1,086,846
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
6.625%	02/01/32	185	185,791
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,225	1,200,213
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	785,237
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27	300	302,895
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	03/01/27	150	147,657
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	70	63,018
4.125%	08/15/31	45	40,074
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	$82,794
				2,807,679
Real Estate — 0.0%
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28		610	585,771
Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		415	416,189
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		725	642,556
				1,058,745
Retail — 0.0%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		625	621,003
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		775	711,370
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32		200	198,454
				1,530,827
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	2,200	1,655,496
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.500%	04/01/30		75	47,127
4.875%	06/15/29		50	33,375
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		100	103,051
10.500%	05/15/30		341	352,011
11.000%	11/15/29		1,791	1,865,281
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	958,039
8.750%	03/15/32		500	605,805
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	300	330,368
				5,950,553
Transportation — 0.0%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		925	923,852

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		75	$76,995
7.125%	02/01/32(a)		135	138,952
				1,139,799

Total Corporate Bonds (cost $72,289,032)				65,491,475
Floating Rate and Other Loans — 0.1%
Media — 0.0%
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		190	309,411
First Lien Term Loan, 1 Month SOFR + 10.100%
15.426%(c)	05/25/26		32	30,749
Second Lien Term Loan
8.175%	08/24/26		1,269	33,624
				373,784
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.902%(c)	04/30/27	EUR	1,980	1,950,992
Term B Loan Tranche C, 3 Month EURIBOR + 5.500%
9.402%(c)	02/07/28	EUR	770	824,954
				2,775,946
Telecommunications — 0.0%
Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.063%(c)	05/29/27		894	853,371
Level 3 Financing, Inc.,
Term Loan, 1 Month SOFR + 6.560%
11.875%(c)	04/16/29^		45	44,387
11.875%(c)	04/15/30^		45	44,713
Lumen Technologies, Inc.,
Additional Second Lien Loan Facility, 3 Month EURIBOR + 7.000%
10.902%(c)	06/01/28	EUR	12	11,398
Term B-1 Loan, 1 Month SOFR + 2.464%
7.780%(c)	04/15/29		13	9,293
Term B-2 Loan, 1 Month SOFR + 2.464%
7.793%(c)	04/15/30^		13	9,485
				972,647

Total Floating Rate and Other Loans (cost $4,756,438)				4,122,377
Sovereign Bonds — 0.0%
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	389,063
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36(d)	EUR	1,100	548,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds(continued)
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)	800	$112,000

Total Sovereign Bonds (cost $1,994,521)			1,049,928
U.S. Treasury Obligations — 4.7%
U.S. Treasury Bonds
1.750%	08/15/41	7,400	4,995,000
2.250%	05/15/41(h)(k)	22,600	16,702,813
3.000%	02/15/49	9,425	7,348,555
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/30	7,420	6,720,540
0.125%	01/15/31	4,563	4,062,738
0.125%	01/15/32	2,055	1,797,329
0.125%	02/15/51	3,511	2,102,151
0.250%	01/15/25	1,790	1,759,854
0.250%	02/15/50	3,467	2,191,890
0.500%	01/15/28	33,011	31,249,460
0.625%	01/15/26	4,805	4,665,499
0.625%	07/15/32	5,327	4,835,296
0.625%	02/15/43	6,177	4,747,542
0.750%	02/15/42	4,395	3,510,957
0.750%	02/15/45	723	555,422
0.875%	01/15/29	3,791	3,617,315
1.000%	02/15/46	2,221	1,779,669
1.000%	02/15/48	1,805	1,423,101
1.250%	04/15/28	2,833	2,754,067
1.375%	07/15/33	2,828	2,716,986
1.375%	02/15/44	86	75,494
1.500%	02/15/53	1,858	1,624,777
1.750%	01/15/28	2,385	2,366,659
1.750%	01/15/34	2,242	2,216,782
2.000%	01/15/26	16,534	16,455,975
2.125%	02/15/40	1,661	1,682,308
2.375%	01/15/25	2,495	2,492,840
2.375%	01/15/27	1,376	1,387,518
2.500%	01/15/29	792	813,786
3.375%	04/15/32	16,721	18,533,328
3.875%	04/15/29	441	482,426
U.S. Treasury Notes
0.750%	01/31/28	37,000	32,375,000
1.125%	02/28/27	101,500	92,412,578
U.S. Treasury Strips Coupon
1.503%(s)	08/15/40	4,175	1,970,894
2.388%(s)	05/15/43	1,610	662,301
2.392%(s)	11/15/43	2	804
2.419%(s)	05/15/44	3,460	1,360,213
4.464%(s)	11/15/40	3,105	1,446,615
4.591%(s)	11/15/41	255	112,708
4.608%(s)	11/15/48	60	19,469
4.652%(s)	05/15/49	525	167,610
4.667%(s)	02/15/39	4,430	2,280,412
4.800%(s)	05/15/42	265	114,281
4.814%(s)	02/15/42	555	242,314
4.920%(s)	08/15/48	380	124,702
4.924%(s)	02/15/49	170	54,825

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
5.045%(s)	02/15/41	675	$310,579
5.356%(s)	05/15/40	220	105,531

Total U.S. Treasury Obligations (cost $315,655,752)			291,428,913

Total Long-Term Investments (cost $4,601,167,053)			5,076,164,807

	Shares
Short-Term Investments — 20.3%
Affiliated Mutual Funds — 13.4%
PGIM Core Ultra Short Bond Fund(wa)	666,462,449	666,462,449
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $164,324,669; includes $163,314,761 of cash collateral for securities on loan)(b)(wa)	164,390,820	164,308,624

Total Affiliated Mutual Funds (cost $830,787,118)		830,771,073

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 5.4%
U.S. Treasury Bills
5.292%	05/02/24(k)	82,000	81,627,208
5.293%	06/20/24(k)	127,000	125,527,788
5.323%	05/23/24(k)	61,000	60,539,148
5.328%	04/02/24	65,000	64,990,574

Total U.S. Treasury Obligations (cost $332,684,409)				332,684,718

Options Purchased*~ — 1.5%
(cost $69,862,590)	90,494,009

Total Short-Term Investments (cost $1,233,334,117)	1,253,949,800

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—102.4% (cost $5,834,501,170)	6,330,114,607

Option Written*~ — (0.0)%
(premiums received $0)	(7)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—102.4% (cost $5,834,501,170)	6,330,114,600

Liabilities in excess of other assets(z) — (2.4)%	(147,405,254)

Net Assets — 100.0%	$6,182,709,346

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BATE	CBOE- Europe – BXE Order Books
BNP	BNP Paribas S.A.
BNYM	Bank of New York Mellon
BOA	Bank of America, N.A.
CCXE	CBOE- Europe – DXE Order Books
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MBS	Mortgage-Backed Security
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
OTC	Over-the-counter
PRFC	Preference Shares

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XBRA	Bratislava Stock Exchange
XNGS	NASDAQ Global Select Exchange
XPAR	Paris Stock Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $468,814 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,358,389; cash collateral of $163,314,761 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2024.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $812,750. The aggregate value of $55,994 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
MSCI EAFE ETF Index (FLEX)	Call	02/08/29	$75.00		15,300		1,530	$28,741,379
Russell 2000 Index (FLEX)	Call	02/08/29	$1,980.00		60		6	3,645,517
S&P 500 Index (FLEX)	Call	11/30/27	$4,650.00		240		24	33,680,200
S&P 500 Index (FLEX)	Call	02/08/29	$4,990.00		175		18	24,426,913
Total Options Purchased (cost $69,862,590)								$90,494,009
A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	10,270		$(7)
(premiums received $0)
Financial Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
95	3 Month CME SOFR	Jun. 2024	$22,484,719	$6,850
751	2 Year U.S. Treasury Notes	Jun. 2024	153,567,766	(215,804)
1,292	5 Year U.S. Treasury Notes	Jun. 2024	138,264,194	174,991
1,185	10 Year U.S. Treasury Notes	Jun. 2024	131,294,303	482,069
117	10 Year U.S. Ultra Treasury Notes	Jun. 2024	13,409,297	76,565
65	20 Year U.S. Treasury Bonds	Jun. 2024	7,828,437	73,018
252	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	32,508,000	430,400
1,564	Mini MSCI EAFE Index	Jun. 2024	184,325,220	2,316,698
79	Russell 2000 E-Mini Index	Jun. 2024	8,476,305	146,606
1,115	S&P 500 E-Mini Index	Jun. 2024	295,948,875	6,535,438
				10,026,831
Short Positions:
12	5 Year Euro-Bobl	Jun. 2024	1,530,888	(9,784)
7	10 Year Euro-Bund	Jun. 2024	1,007,279	(10,666)
75	20 Year U.S. Treasury Bonds	Jun. 2024	9,032,812	(180,789)
				(201,239)
				$9,825,592

Commodity Futures contracts outstanding at March 31, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
148	Brent Crude	Jul. 2024	$12,750,200	$690,820
55	Coffee ’C’	May 2024	3,895,031	71,022
57	Copper	May 2024	5,709,975	294,828
261	Corn	May 2024	5,768,100	(121,785)
57	Cotton No. 2	May 2024	2,604,330	21,729
46	Gasoline RBOB	May 2024	5,256,199	422,602
102	Gold 100 OZ	Jun. 2024	22,831,680	707,738
88	Hard Red Winter Wheat	May 2024	2,575,100	(168,950)
40	Lean Hogs	Jun. 2024	1,623,200	10,498
86	Live Cattle	Jun. 2024	6,200,600	(99,056)
26	LME Lead	May 2024	1,329,634	(43,702)
53	LME Nickel	May 2024	5,298,564	54,796
123	LME PRI Aluminum	May 2024	7,137,013	285,419
66	LME Zinc	May 2024	3,994,138	18,706
56	Low Sulphur Gas Oil	May 2024	4,524,800	237,086
541	Natural Gas	May 2024	9,537,830	(1,929,205)
73	No. 2 Soft Red Winter Wheat	May 2024	2,044,913	55,343
44	NY Harbor ULSD	May 2024	4,846,750	(36,893)
55	Silver	May 2024	6,851,900	467,960
146	Soybean	May 2024	8,697,950	(62,295)
145	Soybean Meal	May 2024	4,896,650	(199,321)
A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Commodity Futures contracts outstanding at March 31, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
263	Soybean Oil	May 2024	$7,566,510	$336,617
214	Sugar #11 (World)	May 2024	5,397,594	2,682
182	WTI Crude	May 2024	15,136,940	1,820,847
				2,837,486
Short Positions:
1	LME Lead	May 2024	51,140	454
14	LME PRI Aluminum	May 2024	812,343	(32,467)
30	LME Zinc	May 2024	1,815,518	49,753
				17,740
				$2,855,226
Forward foreign currency exchange contracts outstanding at March 31, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/24	CITI	AUD	353	$230,639	$230,373	$—	$(266)
Brazilian Real,
Expiring 04/02/24	CITI	BRL	1,188	239,000	236,689	—	(2,311)
Expiring 04/02/24	CITI	BRL	1,186	238,000	236,426	—	(1,574)
Expiring 04/02/24	DB	BRL	7,737	1,562,513	1,541,798	—	(20,715)
Expiring 04/02/24	TD	BRL	2,003	399,000	399,073	73	—
Expiring 05/03/24	CITI	BRL	9,445	1,889,052	1,876,656	—	(12,396)
British Pound,
Expiring 04/02/24	BOA	GBP	89	112,021	111,983	—	(38)
Expiring 04/02/24	MSI	GBP	3,791	4,778,107	4,785,251	7,144	—
Canadian Dollar,
Expiring 04/19/24	BNP	CAD	971	722,372	716,924	—	(5,448)
Chilean Peso,
Expiring 06/21/24	MSI	CLP	482,074	509,000	490,987	—	(18,013)
Chinese Renminbi,
Expiring 04/24/24	CITI	CNH	6,259	863,000	862,659	—	(341)
Expiring 04/24/24	HSBC	CNH	6,154	861,000	848,132	—	(12,868)
Expiring 04/24/24	JPM	CNH	6,208	864,000	855,641	—	(8,359)
Expiring 04/24/24	MSI	CNH	6,124	846,000	844,035	—	(1,965)
Colombian Peso,
Expiring 06/20/24	BNP	COP	1,441,683	364,030	367,901	3,871	—
Expiring 06/20/24	CITI	COP	2,432,686	610,798	620,793	9,995	—
Euro,
Expiring 04/02/24	SSB	EUR	18,645	20,171,610	20,118,659	—	(52,951)
Expiring 04/19/24	CITI	EUR	220	239,000	237,934	—	(1,066)
Expiring 04/19/24	MSI	EUR	535	584,154	577,593	—	(6,561)
Indian Rupee,
Expiring 06/20/24	JPM	INR	128,306	1,544,395	1,534,728	—	(9,667)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	7,420,472	478,000	466,435	—	(11,565)
Expiring 06/20/24	MSI	IDR	53,571,789	3,449,746	3,367,410	—	(82,336)
Japanese Yen,
Expiring 04/19/24	BOA	JPY	85,600	599,670	567,311	—	(32,359)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	50,833	3,003,147	3,017,879	14,732	—
Expiring 06/20/24	BOA	MXN	10,474	619,000	621,840	2,840	—
A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	27,996	$879,000	$878,379	$—	$(621)
Expiring 06/20/24	BOA	TWD	26,273	823,999	824,323	324	—
Expiring 06/20/24	HSBC	TWD	25,055	789,000	786,116	—	(2,884)
Expiring 06/20/24	MSI	TWD	32,744	1,034,000	1,027,343	—	(6,657)
Expiring 06/20/24	SCB	TWD	28,938	920,000	907,920	—	(12,080)
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	1,420	873,217	848,106	—	(25,111)
Peruvian Nuevo Sol,
Expiring 06/20/24	SCB	PEN	2,519	681,740	676,213	—	(5,527)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	125,281	2,261,593	2,227,865	—	(33,728)
Expiring 06/20/24	MSI	PHP	147,069	2,657,432	2,615,319	—	(42,113)
Expiring 06/20/24	SCB	PHP	43,521	786,000	773,935	—	(12,065)
Polish Zloty,
Expiring 04/19/24	CITI	PLN	2,017	512,000	504,772	—	(7,228)
Expiring 04/19/24	GSI	PLN	1,312	323,686	328,424	4,738	—
Expiring 04/19/24	JPM	PLN	762	188,314	190,736	2,422	—
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	315	235,000	233,912	—	(1,088)
South African Rand,
Expiring 06/20/24	BNP	ZAR	19,971	1,059,147	1,047,212	—	(11,935)
Expiring 06/20/24	GSI	ZAR	17,675	941,885	926,797	—	(15,088)
South Korean Won,
Expiring 06/20/24	BOA	KRW	627,244	474,000	466,816	—	(7,184)
Thai Baht,
Expiring 06/20/24	MSI	THB	17,243	476,000	475,826	—	(174)
				$61,693,267	$61,275,124	46,139	(464,282)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/24	MSI	AUD	353	$236,699	$230,373	$6,326	$—
Brazilian Real,
Expiring 04/02/24	CITI	BRL	9,445	1,895,041	1,882,171	12,870	—
Expiring 04/02/24	GSI	BRL	2,669	535,000	531,815	3,185	—
Expiring 05/03/24	CITI	BRL	1,193	239,000	237,012	1,988	—
British Pound,
Expiring 04/02/24	HSBC	GBP	3,791	4,807,993	4,785,250	22,743	—
Expiring 04/19/24	BOA	GBP	358	455,149	451,334	3,815	—
Expiring 04/19/24	HSBC	GBP	615	783,837	776,764	7,073	—
Expiring 04/19/24	SSB	GBP	117	149,095	147,158	1,937	—
Expiring 05/02/24	MSI	GBP	3,791	4,778,883	4,786,016	—	(7,133)
Canadian Dollar,
Expiring 04/19/24	CITI	CAD	971	716,281	716,923	—	(642)
Chilean Peso,
Expiring 06/21/24	TD	CLP	1,068,390	1,126,399	1,088,144	38,255	—
Chinese Renminbi,
Expiring 04/24/24	CITI	CNH	6,350	884,000	875,162	8,838	—
Expiring 04/24/24	HSBC	CNH	11,865	1,652,000	1,635,211	16,789	—
Expiring 04/24/24	HSBC	CNH	6,384	880,000	879,777	223	—
Expiring 04/24/24	MSI	CNH	41,002	5,741,733	5,650,937	90,796	—
Expiring 04/24/24	SCB	CNH	6,315	879,000	870,392	8,608	—
A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 04/19/24	BARC	CZK	12,017	$516,000	$512,257	$3,743	$—
Expiring 04/19/24	BARC	CZK	6,330	275,425	269,833	5,592	—
Expiring 04/19/24	BARC	CZK	6,259	272,575	266,835	5,740	—
Expiring 04/19/24	BNP	CZK	14,131	603,000	602,406	594	—
Expiring 04/19/24	BOA	CZK	14,103	617,000	601,196	15,804	—
Expiring 04/19/24	BOA	CZK	12,511	528,000	533,357	—	(5,357)
Expiring 04/19/24	GSI	CZK	14,507	620,000	618,422	1,578	—
Expiring 04/19/24	GSI	CZK	7,839	330,544	334,180	—	(3,636)
Expiring 04/19/24	JPM	CZK	5,569	235,456	237,420	—	(1,964)
Expiring 04/19/24	MSI	CZK	14,548	619,000	620,186	—	(1,186)
Euro,
Expiring 04/02/24	BNYM	EUR	18,645	20,223,535	20,118,659	104,876	—
Expiring 04/19/24	BARC	EUR	978	1,067,000	1,055,720	11,280	—
Expiring 04/19/24	BARC	EUR	442	474,279	477,258	—	(2,979)
Expiring 04/19/24	CITI	EUR	221	240,000	238,411	1,589	—
Expiring 04/19/24	CITI	EUR	219	238,172	236,470	1,702	—
Expiring 04/19/24	CITI	EUR	216	236,000	233,335	2,665	—
Expiring 04/19/24	CITI	EUR	212	234,000	229,158	4,842	—
Expiring 04/19/24	HSBC	EUR	3,873	4,231,210	4,181,490	49,720	—
Expiring 04/19/24	HSBC	EUR	797	864,336	860,577	3,759	—
Expiring 04/19/24	MSI	EUR	3,101	3,381,325	3,347,846	33,479	—
Expiring 05/02/24	SSB	EUR	18,645	20,195,922	20,142,191	53,731	—
Hungarian Forint,
Expiring 04/19/24	BARC	HUF	213,269	582,000	583,390	—	(1,390)
Expiring 04/19/24	BARC	HUF	164,963	457,000	451,252	5,748	—
Expiring 04/19/24	BOA	HUF	216,465	615,623	592,134	23,489	—
Expiring 04/19/24	CITI	HUF	304,926	842,709	834,115	8,594	—
Expiring 04/19/24	GSI	HUF	398,843	1,146,298	1,091,022	55,276	—
Expiring 04/19/24	HSBC	HUF	193,969	534,947	530,595	4,352	—
Expiring 04/19/24	UAG	HUF	160,082	446,000	437,900	8,100	—
Indian Rupee,
Expiring 06/20/24	JPM	INR	71,244	857,000	852,179	4,821	—
Expiring 06/20/24	JPM	INR	69,843	840,000	835,426	4,574	—
Expiring 06/20/24	JPM	INR	67,926	813,001	812,497	504	—
Indonesian Rupiah,
Expiring 06/20/24	CITI	IDR	7,458,521	471,000	468,827	2,173	—
Japanese Yen,
Expiring 04/19/24	BOA	JPY	82,919	549,000	549,541	—	(541)
Mexican Peso,
Expiring 06/20/24	GSI	MXN	11,627	692,001	690,304	1,697	—
New Taiwanese Dollar,
Expiring 06/20/24	GSI	TWD	132,042	4,231,310	4,142,827	88,483	—
New Zealand Dollar,
Expiring 04/19/24	CITI	NZD	1,420	865,739	848,107	17,632	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	1,659	438,383	445,379	—	(6,996)
Expiring 06/20/24	CITI	PEN	2,802	761,170	752,170	9,000	—
Philippine Peso,
Expiring 06/20/24	CITI	PHP	52,301	935,000	930,068	4,932	—
Polish Zloty,
Expiring 04/19/24	CITI	PLN	3,225	802,781	807,257	—	(4,476)
Expiring 04/19/24	CITI	PLN	774	191,468	193,832	—	(2,364)
Expiring 04/19/24	GSI	PLN	1,772	437,532	443,596	—	(6,064)
Singapore Dollar,
Expiring 06/20/24	MSI	SGD	1,830	1,374,545	1,360,722	13,823	—
A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/20/24	CITI	KRW	1,571,212	$1,198,831	$1,169,349	$29,482	$—
Expiring 06/20/24	HSBC	KRW	1,215,131	908,000	904,341	3,659	—
Expiring 06/20/24	MSI	KRW	635,793	476,000	473,179	2,821	—
Thai Baht,
Expiring 06/20/24	GSI	THB	32,660	908,000	901,278	6,722	—
Expiring 06/20/24	JPM	THB	22,189	625,000	612,336	12,664	—
Expiring 06/20/24	MSI	THB	61,339	1,728,229	1,692,710	35,519	—
				$106,491,456	$105,667,979	868,205	(44,728)
						$914,344	$(509,010)
Cross currency exchange contracts outstanding at March 31, 2024:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/19/24	Buy	EUR	150	HUF	58,248	$2,630	$—	TD
04/19/24	Buy	PLN	944	EUR	220	—	(1,351)	SSB
04/19/24	Buy	PLN	976	EUR	225	1,404	—	BOA
04/19/24	Buy	PLN	4,795	EUR	1,099	13,664	—	BOA
						$17,698	$(1,351)
Credit default swap agreements outstanding at March 31, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/24	0.500%(M)	6,579	*	$4,377	$(43)	$4,420	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
United Mexican States	12/20/24	1.000%(Q)	140	$(905)	$142	$(1,047)	CITI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	1.557%	$(513)	$(1,903)	$1,390	CITI

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
Credit default swap agreements outstanding at March 31, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	39,225	$(886,221)	$(899,122)	$(12,901)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 5.191%	$(17,910)	$30,496	$48,406
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 5.191%	(144,600)	355,124	499,724
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 5.191%	(94,015)	242,176	336,191
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 5.191%	(10,753)	59,215	69,968
	66,970	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.340%	—	(20,450)	(20,450)
	7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(10,960)	(10,960)
	9,328	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.340%	—	1,074	1,074
	21,087	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.340%	—	(1,880)	(1,880)
	27,245	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.340%	—	109,698	109,698
	4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.340%	908	(18,716)	(19,624)
					$(266,370)	$745,777	$1,012,147

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill(Q)/ 5.230%	BOA	03/31/25	23,766	$—	$—	$—
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.930%	GSI	09/20/24	(11,071)	(41,132)	—	(41,132)
U.S. Treasury Bond(T)	1 Day USOIS +20bps(T)/ 5.530%	GSI	08/01/24	10,060	(242,341)	—	(242,341)
					$(283,473)	$—	$(283,473)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A28